TAXES ON INCOME - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating losses carryforward and tax credits	$ 50,551	$ 42,154
Intra-entity transfer of certain intangible assets	18,986	20,734
Operating leases liabilities	22,454	24,286
Share based payments	28,721	20,330
Research and development costs	21,643	9,210
Reserves, allowances and other	47,405	46,943
Deferred tax assets before valuation allowance	189,760	163,657
Valuation allowance	(10,464)	(10,227)
Deferred tax assets	179,296	153,430
Deferred tax liabilities:
Acquired intangibles	(59,678)	(81,320)
Operating lease right-of-use assets	(19,001)	(20,419)
Acquired deferred revenue	(1,907)	(1,785)
Internal use software and other fixed assets	(16,835)	(19,168)
Prepaid compensation expenses	(30,788)	(23,965)
Debt	(2,937)	(3,679)
Other	(333)	(2,468)
Deferred tax liabilities	(131,479)	(152,804)
Deferred tax assets, net	47,817	626
Deferred tax assets	55,246	32,735
Deferred tax liabilities	$ (7,429)	$ (32,109)